Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Basic and diluted net loss	$ (2,052)	$ (2,986)	$ (1,214)	$ (2,979)	$ (330)	$ (6,108)	$ 4,999	$ 46	$ (4,347)	$ (4,773)	$ (2,913)	$ (599)	$ (9,231)	$ (1,393)	$ (12,632)
Basic and diluted weighted-average shares outstanding (in shares)	99,253,815	99,152,942	98,359,167	97,448,826					92,685,013	61,255,619	29,000,403	12,997,881	98,557,238	96,113,056	49,231,737
Basic and diluted net loss per share (in dollars per share)	$ (0.02)	$ (0.03)	$ (0.01)	$ (0.03)					$ (0.05)	$ (0.08)	$ (0.10)	$ (0.05)	$ (0.09)	$ (0.01)	$ (0.26)
Antidilutive securities excluded from computation of earnings per share (in shares)													492,743	408,900	85,925
Restricted Share Plan | Restricted Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Shares outstanding (in shares)	14,400				11,400				15,600				14,400	11,400	15,600	19,800
Unvested restricted stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)													12,739	15,473	21,827
OP Units
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)													202	202	202
Class B Units
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)													479,802	393,225	63,896
Class B Units | Advisor | American Realty Capital Retail Advisor, LLC | Contract Purchase Price
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common stock, authorized (in shares)													479,802	479,802	169,992